Research and Development	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Research and Development

Note 9 - Research and Development

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Consultants and subcontractors	13,052	3,894
Salaries and related expenses	2,867	1,789
Rent and maintenance	245	114
Share-based compensation	448	137
Other expenses	365	400
	16,977	6,334